J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Hedged Equity Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust IV)

Supplement dated December 19, 2019

to the Summary Prospectuses and Prospectuses dated November 27, 2018,

as supplemented January 28, 2019

Effective immediately, the contractual expense limitation agreement has been extended until February 28, 2021, at which time it will be determined whether such agreement will be renewed or revised.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-IHE-1219